Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current Deferred Tax Assets:
Accruals	$ 71,953	$ 36,571
Non-Current Deferred Tax Assets:
Net Operating Loss Carryforwards	22,125,807	20,124,059
Research and development credits	1,345,833	1,792,798
Intangible Assets	46,784	48,733
Fixed Assets	(10,505)	(636)
Total Non-Current Deferred Tax Assets	23,507,919	21,964,954
Total Deferred Tax Assets	23,579,872	22,001,525
Valuation Allowance	(23,579,872)	(22,001,525)
Net Deferred Tax Assets	$ 0	$ 0